CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Non cash activities
Assets acquired, excluding cash and cash equivalents		¥ 2,132,740
Debt assumed		1,784,621
Assets sold, excluding cash and cash equivalents	1,488,853
Debt assumed by the purchaser	¥ 1,166,556